Segmented Information	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Segmented Information

2 7 .	Segmented Information
Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Three Months Ended June 30, 2023
(in thousands)	Sales	Cost of Sales	Depletion	Gain on Disposal 1	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$91,350	$19,351	$15,209	$-	$56,790	$71,999	$2,356,169

Sudbury 2	9,549	1,910	4,892	-	2,747	7,579	274,048

Constancia	19,090	4,004	3,037	-	12,049	15,085	90,469

San Dimas	22,532	7,131	2,947	-	12,454	15,401	150,154

Stillwater	4,356	785	1,120	-	2,451	3,571	213,663

Other 3	2,634	1,494	246	-	894	1,252	537,197

Total gold interests	$149,511	$34,675	$27,451	$-	$87,385	$114,887	$3,621,700

Silver

Peñasquito	$46,291	$8,475	$7,775	$-	$30,041	$37,816	$279,872

Antamina	23,302	4,523	6,794	-	11,985	18,780	532,828

Constancia	16,322	4,142	4,212	-	7,968	12,180	186,452

Other 4	21,166	5,094	3,068	(5,027)	18,031	15,878	482,572

Total silver interests	$107,081	$22,234	$21,849	$(5,027)	$68,025	$84,654	$1,481,724

Palladium

Stillwater	$4,879	$887	$1,510	$-	$2,482	$3,993	$224,099

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,448

Cobalt

Voisey’s Bay	$3,501	$846	$3,664	$-	$(1,009)	$4,335	$354,195

Total mineral stream interests	$264,972	$58,642	$54,474	$(5,027)	$156,883	$207,869	$5,691,166

Other

General and administrative					$(10,216)	$(9,544)

Share based compensation					(4,484)	-

Donations and community investments					(1,940)	(1,738)

Finance costs					(1,352)	(999)

Other					8,692	7,776

Income tax					(6,135)	(988)

Total other					$(15,435)	$(5,493)	$1,188,739

Consolidated					$141,448	$202,376	$6,879,905

1)	See Note 13 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10%

of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interest as well as the non-operating
Minto, 777, Copper World Complex, Santo Domingo, Fenix, Blackwater, Marathon, Curipamba, Goose and Cangrejos gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Cozamin and Marmato silver interests and the non-operating
Minto, 777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World Complex, Blackwater and Curipamba silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

Three Months Ended June 30, 2022
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$90,842	$20,193	$16,187	$54,462	$70,649	$2,407,579

Sudbury 1	14,780	3,167	8,630	2,983	11,613	294,485

Constancia	13,915	3,063	2,014	8,838	10,686	98,930

San Dimas	19,910	6,630	2,760	10,520	13,280	161,350

Stillwater	4,917	893	1,127	2,897	4,024	217,530

Other 2	13,478	5,243	412	7,823	8,529	419,696

Total gold interests	$157,842	$39,189	$31,130	$87,523	$118,781	$3,599,570

Silver

Peñasquito	$47,102	$9,139	$7,475	$30,488	$37,963	$306,742

Antamina	26,448	5,206	8,308	12,934	21,242	561,383

Constancia	11,101	3,004	3,139	4,958	7,784	198,672

Other 3	45,577	15,485	11,944	18,148	30,198	577,944

Total silver interests	$130,228	$32,834	$30,866	$66,528	$97,187	$1,644,741

Palladium

Stillwater	$7,203	$1,378	$1,348	$4,477	$5,825	$229,855

Platinum

Marathon	$-	$-	$-	$-	$-	$4,852

Cobalt

Voisey’s Bay	$7,649	$1,542	$2,338	$3,769	$13,797	$362,460

Total mineral stream interests	$302,922	$74,943	$65,682	$162,297	$235,590	$5,841,478

Other

General and administrative				$(9,685)	$(8,546)

Share based compensation				(1,608)	(18,247)

Donations and community investments				(1,160)	(1,152)

Finance costs				(1,389)	(1,011)

Other				820	(195)

Income tax				(201)	(80)

Total other				$(13,223)	$(29,231)	$607,217

Consolidated				$149,074	$206,359	$6,448,695

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Copper World Complex, Santo Domingo, Fenix, Blackwater, Marathon, Curipamba and Goose gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

3)
Where a silver interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Aljustrel, Neves-Corvo, Minto, 777, Marmato and Cozamin silver interests, the non-operating Loma de La Plata, Stratoni, Copper World Complex, Pascua-Lama, Blackwater and Curipamba silver interests and the previously owned Keno Hill and Yauliyacu silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On September 7, 2022, the Keno Hill stream was terminated in exchange for
$141 million of Hecla common stock. On December 14, 2022 the Company terminated the Yauliyacu PMPA in exchange for a cash payment of $132 million. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

Six Months Ended June 30, 2023
(in thousands)	Sales	Cost of Sales	Depletion	Gain on Disposal 1	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$159,825	$34,471	$27,093	$-	$98,261	$125,353	$2,356,169

Sudbury 2	17,866	3,657	9,368	-	4,841	13,925	274,048

Constancia	31,615	6,742	5,114	-	19,759	24,873	90,469

San Dimas	42,812	13,782	5,711	-	23,319	29,030	150,154

Stillwater	8,343	1,483	2,189	-	4,671	6,860	213,663

Other 3	8,247	5,576	498	-	2,173	2,407	537,197

Total gold interests	$268,708	$65,711	$49,973	$-	$153,024	$202,448	$3,621,700

Silver

Peñasquito	$80,162	$15,043	$13,802	$-	$51,317	$65,119	$279,872

Antamina	41,897	8,229	12,540	-	21,128	33,668	532,828

Constancia	24,674	6,387	6,495	-	11,792	18,288	186,452

Other 4	46,025	11,572	5,812	(5,027)	33,668	35,925	482,572

Total silver interests	$192,758	$41,231	$38,649	$(5,027)	$117,905	$153,000	$1,481,724

Palladium

Stillwater	$9,614	$1,752	$2,713	$-	$5,149	$7,862	$224,099

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,448

Cobalt

Voisey’s Bay	$8,357	$1,912	$8,138	$-	$(1,693)	$8,820	$354,195

Total mineral stream interests	$479,437	$110,606	$99,473	$(5,027)	$274,385	$372,130	$5,691,166

Other

General and administrative					$(20,315)	$(23,384)

Share based compensation					(11,881)	(16,675)

Donations and community investments					(3,318)	(3,146)

Finance costs					(2,731)	(2,066)

Other					16,254	14,955

Income tax					445	(4,332)

Total other					$(21,546)	$(34,648)	$1,188,739

Consolidated					$252,839	$337,482	$6,879,905

1)	See Note 13 for more information
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interest as well as the non-operating Minto, 777, Copper World Complex, Santo Domingo, Fenix, Blackwater, Marathon, Curipamba, Goose and Cangrejos gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Cozamin and Marmato silver interests and the non-operating
Minto, 777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World Complex, Blackwater and Curipamba silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

Three and Six Months Ended June 30, 2023 (US Dollars)

Six Months Ended June 30, 2022
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$170,407	$37,889	$30,371	$102,147	$132,517	$2,407,579

Sudbury 1	21,689	4,651	12,684	4,354	17,038	294,485

Constancia	33,555	7,388	4,859	21,308	26,168	98,930

San Dimas	38,756	12,855	5,373	20,528	25,901	161,350

Stillwater	9,835	1,757	2,255	5,823	8,078	217,530

Other 2	29,275	11,781	623	16,871	17,351	419,696

Total gold interests	$303,517	$76,321	$56,165	$171,031	$227,053	$3,599,570

Silver

Peñasquito	$99,829	$18,679	$15,276	$65,874	$81,151	$306,742

Antamina	61,806	12,457	18,669	30,680	49,001	561,383

Constancia	26,614	6,918	7,212	12,484	19,697	198,672

Other 3	76,311	23,095	16,270	36,946	54,073	577,944

Total silver interests	$264,560	$61,149	$57,427	$145,984	$203,922	$1,644,741

Palladium

Stillwater	$16,736	$2,980	$2,975	$10,781	$13,755	$229,855

Platinum

Marathon	$-	$-	$-	$-	$-	$4,852

Cobalt

Voisey’s Bay	$25,353	$4,486	$6,517	$14,350	$17,060	$362,460

Total mineral stream interests	$610,166	$144,936	$123,084	$342,146	$461,790	$5,841,478

Other

General and administrative				$(19,089)	$(23,365)

Share based compensation				(11,509)	(18,247)

Donations and community investments				(1,973)	(1,567)

Finance costs				(2,811)	(2,088)

Other				650	488

Income tax				(872)	(112)

Total other				$(35,604)	$(44,891)	$607,217

Consolidated				$306,542	$416,899	$6,448,695

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Copper World Complex, Santo Domingo, Fenix, Blackwater, Marathon, Curipamba and Goose gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

3)
Where a silver interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Aljustrel, Neves-Corvo, Minto, 777, Marmato and Cozamin silver interests, the non-operating Loma de La Plata, Stratoni, Pascua-Lama, Copper World Complex, Blackwater and Curipamba silver interests and the previously owned Keno Hill and Yauliyacu silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On September 7, 2022, the Keno Hill stream was terminated in exchange for
$141 million of Hecla common stock. On December 14, 2022 the Company terminated the Yauliyacu PMPA in exchange for a cash payment of $132 million. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in th
e
 tables below:

	Sales					Carrying Amount at June 30, 2023

(in thousands)	Three Month Ended Jun 30, 2023		Six Months Ended Jun 30, 2023		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$14,982	6%	$33,555	7%	$689,882	$35,666	$-	$9,448	$354,195	$1,089,191

United States	9,235	3%	17,958	4%	213,664	567	224,099	-	-	438,330

Mexico	73,342	28%	130,980	28%	150,152	404,805	-	-	-	554,957

Europe

Greece	-	0%	-	0%	-	-	-	-	-	-

Portugal	7,499	3%	16,044	3%	-	18,050	-	-	-	18,050

Sweden	8,755	3%	20,709	4%	-	28,202	-	-	-	28,202

South America

Argentina/Chile 1	-	0%	-	0%	-	253,514	-	-	-	253,514

Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889

Chile	-	0%	-	0%	56,537	-	-	-	-	56,537

Brazil	91,351	35%	159,824	34%	2,356,170	-	-	-	-	2,356,170

Peru	58,713	22%	98,187	20%	90,470	719,275	-	-	-	809,745

Ecuador	-	0%	-	0%	22,492	3,741	-	-	-	26,233

Colombia	1,095	0%	2,180	0%	42,333	7,015	-	-	-	49,348

Consolidated	$264,972	100%	$479,437	100%	$3,621,700	$1,481,724	$224,099	$9,448	$354,195	$5,691,166

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

	Sales					Carrying Amount at June 30, 2022

(in thousands)	Three Month Ended Jun 30, 2022		Six Months Ended Jun 30, 2022		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$37,327	12%	$80,381	13%	$613,681	$28,050	$-	$4,852	$362,460	$1,009,043

United States	12,120	4%	26,572	4%	217,530	566	229,855	-	-	447,951

Mexico	71,256	24%	148,114	24%	161,349	441,558	-	-	-	602,907

Europe

Greece	(62)	0%	3,291	1%	-	-	-	-	-	-

Portugal	6,230	2%	14,686	2%	-	18,578	-	-	-	18,578

Sweden	13,679	5%	22,668	4%	-	30,086	-	-	-	30,086

South America

Argentina/Chile 1	-	0%	-	0%	-	253,514	-	-	-	253,514

Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889

Chile	-	0%	-	0%	56,529	-	-	-	-	56,529

Brazil	90,842	30%	170,407	29%	2,407,578	-	-	-	-	2,407,578

Peru	69,821	22%	141,394	23%	98,931	854,106	-	-	-	953,037

Ecuador	-	0%	-	0%	514	186	-	-	-	700

Colombia	1,709	1%	2,653	0%	43,458	7,208	-	-	-	50,666

Consolidate d	$302,922	100%	$610,166	100%	$3,599,570	$1,644,741	$229,855	$4,852	$362,460	$5,841,478
1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.